Acquisitions and disposals	12 Months Ended
Dec. 31, 2022
Disclosure Of Acquisitions And Disposals [Abstract]
Acquisitions and disposals
5     Acquisitions and disposals
Acquisitions
Recognition and measurement
In determining whether a particular set of activities is a business, an acquired arrangement has to have an input and substantive process which together significantly contribute to the ability to create outputs. Where an acquisition does not meet the definition of a business as defined by IFRS 3 “Business Combinations” each asset is recognised on the balance sheet at fair value. In the Group cash flow statement we assess, based on the substance of the transaction, whether to allocate the cash consideration for these transactions either to “Purchases of property, plant and equipment and intangible assets” or to “Acquisitions of subsidiaries, joint ventures and associates” depending on the type of assets purchased.
For undeveloped mining projects which have arisen through acquisition, the allocation of the purchase price consideration may result in undeveloped properties being recognised at an earlier stage of project evaluation compared with projects arising from the Group’s exploration and evaluation programme. Subsequent expenditure on acquired undeveloped projects is only capitalised if it meets the high degree of confidence threshold discussed in note 12.
Where we increase our ownership interest in a subsidiary, the difference between the purchase price and the carrying value of the share of net assets acquired is recorded in equity. The cash cost of such purchases is included within “financing activities” in the cash flow statement.
2022
Following approval from Australia’s Foreign Investment Review Board (FIRB), on 29 March 2022 we completed the acquisition of Rincon Mining Pty Limited, the owner of a lithium project in Argentina. Total cash consideration was US$825 million. In determining whether Rincon’s set of activities is a business, we have assessed whether it has inputs and substantive processes which together significantly contribute to the ability to create outputs. Based on this assessment, we have concluded that Rincon does not meet the definition of a business as defined by IFRS 3 "Business Combinations" and therefore no goodwill has been recorded. The transaction has therefore been treated as an asset purchase with US$822 million of capitalised exploration and evaluation recorded for the principal economic resource. The balance of total consideration has been allocated to property, plant & equipment and other assets/liabilities. For the Group cash flow statement we determined that, since Rincon constitutes a group of companies, it is appropriate to present the cash outflow as “Acquisitions of subsidiaries, joint ventures and associates” rather than as separate asset purchases even though it did not meet the definition of a business combination.
On 31 August 2022 we made a US$25 million investment in McEwen Copper Inc. through our copper leaching technology venture, Nuton. We accounted for our holding in McEwen Copper Inc as an investment in associate, given our representation on the board.
On 16 December 2022 we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion, inclusive of transaction costs. This transaction was not classified as a business combination as it related to the purchase of non-controlling interests in an entity already consolidated as a subsidiary. Accordingly the transaction did not result in the remeasurement of assets or liabilities and has been accounted for in the statement of equity as an adjustment to non-controlling interests and retained earnings.
At 31 December 2022 consideration paid amounted to US$2,961 million (including US$33 million of transaction costs, with further transaction costs of US$41 million expected to be paid in 2023). Certain shareholders exercised their right to dissent to the transaction. In accordance with the terms of the circular, those dissenting shareholders have received initial consideration of C$34.4 per share, with final consideration depending on the outcome and timing of dissent proceedings. We have included within other provisions (note 36) US$211 million for additional consideration to be paid to the dissenting shareholders representing the difference between their initial consideration and C$43 per share paid to all other shareholders.
2021
On 18 November 2021, we announced that we had completed the acquisition of the 40% share in the Diavik Diamond Mine in the Northwest Territories of Canada held by Dominion Diamond Mines, becoming the sole owner as a result. The transaction did not meet the definition of a business combination and therefore the incremental assets and liabilities were treated as an asset purchase. Prior to purchase, we recognised our existing 60% share of assets, revenues and expenses, with liabilities recognised according to its contractual obligations, and a corresponding 40% receivable or contingent asset representing the co-owner’s share where applicable. Receivables relating to the co-owner’s share were de-recognised and treated as part of the net purchase consideration on completion.
Disposals
Recognition and measurement
If a group of assets and liabilities (“Disposal group”) is sold the carrying value of the disposal group is de-recognised with the difference between the carrying amount and the consideration received recognised in the income statement. Certain amounts previously recognised in other comprehensive income in respect of the entity disposed of may be recycled to the income statement. The cash proceeds of disposals are included within “Investing activities” in the cash flow statement.
As summarised in note 4, we sold our Roughrider uranium undeveloped project on 17 October 2022 for consideration of US$150 million (US$80 million in cash and US$70 million in shares of Uranium Energy Corp). There were no other material disposals in 2022, 2021 or 2020.